Non-current assets - Allowances and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	€ 215	€ 146	€ 259
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	48.00%	48.00%	49.00%
Impairment	€ 250	€ 279	€ 320
Recoveries	€ 35	€ 133	€ 61